Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ 3,934	¥ (13,316)	¥ (14,738)
Foreign currency translation adjustments, Change during the year	12,555	17,250	864
Foreign currency translation adjustments, Reclassification adjustments			558
Foreign currency translation adjustments	12,555	17,250	1,422
Foreign currency translation adjustments, Ending Balance	16,489	3,934	(13,316)
Net unrealized gains (losses) on securities, Beginning Balance	1,549	1,375	773
Net unrealized gains (losses) on securities, Change during the year	260	165	(216)
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	(902)	9	818
Net unrealized gains (losses) arising during the year	(642)	174	602
Net unrealized gains (losses) on securities, Ending Balance	907	1,549	1,375
Pension related adjustment, Beginning Balance	(12,412)	(10,633)	(4,305)
Pension related adjustment, Change during the year	(603)	(2,251)	(6,565)
Pension related adjustment, Reclassification adjustments for realized portion	945	472	237
Pension related adjustment	342	(1,779)	(6,328)
Pension related adjustment, Closing Balance	(12,070)	(12,412)	(10,633)
Net unrealized gains (losses) on derivative instruments, Beginning Balance
Net unrealized gains (losses) on derivative instruments, Change during the year			(55)
Net unrealized gains (losses) on derivative instruments, Reclassification adjustments			55
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses) on derivative instruments, Ending Balance
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	(6,929)	(22,574)	(18,270)
Accumulated other comprehensive income (loss), Change during the year	12,212	15,164	(5,972)
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	43	481	1,668
Total other comprehensive income (loss)	12,255	15,645	(4,304)
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ 5,326	¥ (6,929)	¥ (22,574)